First Trust MLP and Energy Income Fund (FEI)
Portfolio of Investments
January 31, 2021 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (a) – 63.7%
	Construction & Engineering – 0.3%
11,000	Quanta Services, Inc.	$775,170
	Electric Utilities – 13.6%
109,100	Alliant Energy Corp.	5,307,715
23,000	American Electric Power Co., Inc. (b)	1,860,930
26,800	Duke Energy Corp.	2,519,200
47,500	Emera, Inc. (CAD)	1,986,178
84,400	Enel S.p.A., ADR	837,248
22,200	Eversource Energy (b)	1,942,500
170,000	Exelon Corp.	7,065,200
45,100	Fortis, Inc. (CAD)	1,824,103
15,000	Iberdrola S.A., ADR	815,550
45,400	IDACORP, Inc.	4,008,820
13,600	NextEra Energy, Inc. (b)	1,099,832
6,200	Orsted A/S, ADR	391,840
342,200	PPL Corp. (b)	9,468,674
43,400	Southern (The) Co.	2,557,128
28,000	Xcel Energy, Inc. (b)	1,791,720
		43,476,638
	Gas Utilities – 8.3%
572,200	AltaGas Ltd. (CAD)	8,497,422
78,400	Atmos Energy Corp.	6,977,600
150,000	New Jersey Resources Corp.	5,251,500
56,500	ONE Gas, Inc.	4,131,845
50,000	UGI Corp.	1,799,500
		26,657,867
	Independent Power & Renewable Electricity Producers – 0.4%
47,900	EDP Renovaveis S.A. (EUR) (c)	1,311,790
	Multi-Utilities – 17.6%
325,000	CenterPoint Energy, Inc.	6,854,250
43,000	CMS Energy Corp. (b)	2,445,840
88,400	Dominion Energy, Inc.	6,443,476
14,000	DTE Energy Co.	1,662,080
333,800	Public Service Enterprise Group, Inc.	18,836,334
162,500	Sempra Energy (b)	20,111,000
		56,352,980
	Oil, Gas & Consumable Fuels – 23.2%
30,000	Cheniere Energy, Inc. (d)	1,899,900
359,873	Enbridge, Inc. (b)	12,091,733
305,695	Equitrans Midstream Corp.	2,032,872
75,000	GasLog Ltd.	307,500
259,996	Keyera Corp. (CAD)	4,883,757
740,543	Kinder Morgan, Inc.	10,426,845
290,047	ONEOK, Inc. (b)	11,552,572
276,563	TC Energy Corp. (b)	11,872,849
897,747	Williams (The) Cos., Inc. (b)	19,059,169
		74,127,197

First Trust MLP and Energy Income Fund (FEI)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (a) (Continued)
	Water Utilities – 0.3%
6,500	American Water Works Co., Inc.	$1,033,630
	Total Common Stocks	203,735,272
	(Cost $197,876,697)
MASTER LIMITED PARTNERSHIPS (a) – 58.9%
	Chemicals – 3.5%
469,120	Westlake Chemical Partners, L.P.	11,174,438
	Gas Utilities – 1.0%
204,400	Suburban Propane Partners, L.P.	3,137,540
	Independent Power & Renewable Electricity Producers – 2.8%
108,689	NextEra Energy Partners, L.P. (e)	8,858,153
	Oil, Gas & Consumable Fuels – 51.6%
503,993	BP Midstream Partners, L.P.	5,876,558
431,700	Cheniere Energy Partners, L.P.	16,896,738
59,409	Energy Transfer, L.P.	372,495
1,832,041	Enterprise Products Partners, L.P.	37,062,190
18,000	Hess Midstream, L.P., Class A (e)	375,660
510,013	Holly Energy Partners, L.P.	7,425,789
986,895	Magellan Midstream Partners, L.P.	43,877,352
127,700	Phillips 66 Partners, L.P.	3,207,824
1,346,000	Plains All American Pipeline, L.P.	11,266,020
707,332	Shell Midstream Partners, L.P.	8,162,611
1,023,816	TC PipeLines, L.P.	30,397,097
30,000	Teekay LNG Partners, L.P. (e)	371,700
		165,292,034
	Total Master Limited Partnerships	188,462,165
	(Cost $157,094,458)
	Total Investments – 122.6%	392,197,437
	(Cost $354,971,155) (f)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (0.3)%
(230)	American Electric Power Co., Inc.	$(1,860,930)	$87.50	Feb 2021	(2,300)
(430)	CMS Energy Corp.	(2,445,840)	65.00	Mar 2021	(8,600)
(2,000)	Enbridge, Inc.	(6,720,000)	35.00	Feb 2021	(70,000)
(1,598)	Enbridge, Inc.	(5,369,280)	37.50	Mar 2021	(36,754)
(222)	Eversource Energy	(1,942,500)	90.00	Feb 2021	(41,070)
(136)	NextEra Energy, Inc.	(1,099,832)	82.50	Feb 2021	(23,800)
(1,800)	ONEOK, Inc.	(7,169,400)	48.00	Feb 2021	(40,500)
(1,400)	PPL Corp.	(3,873,800)	28.00	Feb 2021	(98,000)
(2,022)	PPL Corp.	(5,594,874)	30.00	Mar 2021	(50,550)
(1,325)	Sempra Energy	(16,398,200)	130.00	Feb 2021	(218,625)
(2,765)	TC Energy Corp.	(11,870,145)	45.00	Mar 2021	(345,625)
(3,000)	Williams (The) Cos., Inc.	(6,369,000)	22.00	Feb 2021	(135,000)
(3,000)	Williams (The) Cos., Inc.	(6,369,000)	24.00	Feb 2021	(21,000)

First Trust MLP and Energy Income Fund (FEI)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN (Continued)
(280)	Xcel Energy, Inc.	$(1,791,720)	$70.00	Mar 2021	$(18,200)
	Total Call Options Written				(1,110,024)
	(Premiums received $1,324,166)

Outstanding Loans – (24.6)%	(78,800,000)
Net Other Assets and Liabilities – 2.3%	7,723,463
Net Assets – 100.0%	$320,010,876

Interest Rate Swap Agreements:
Counterparty	Rate Receivable	Expiration Date	Notional Amount	Rate Payable	Unrealized Appreciation (Depreciation)/ Value
Bank of Nova Scotia (1)	0.144% (2)	09/03/24	$(47,000,000)	2.367% (3)	$(3,697,354)
Bank of Nova Scotia (1)	0.132% (2)	10/08/23	(10,250,000)	2.734% (3)	(738,332)
N/A (4) (5)	0.080% (6)	10/21/22	3,506,783	0.042% (7)	1,321
N/A (4) (5)	0.080% (6)	10/21/25	411,980	0.050% (8)	221
			$61,168,763		$(4,434,144)
(1) Payment frequency is monthly
(2) 1 month LIBOR
(3) Fixed Rate
(4) Centrally cleared on the Chicago Mercantile Exchange
(5) No cash payments are made by either party prior to the expiration dates shown above
(6) Federal Funds Rate
(7) SOFR + 0.00183%
(8) SOFR + 0.01036%

(a)	All of these securities are available to serve as collateral for the outstanding loans.
(b)	All or a portion of this security’s position represents cover for outstanding options written.
(c)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At January 31, 2021, the security noted as such is valued at $1,311,790 or 0.4% of net assets. The security is fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, the security is typically valued at the last sale price on the exchange on which it is principally traded.
(d)	Non-income producing security.
(e)	This security is taxed as a “C” corporation for federal income tax purposes.
(f)	Aggregate cost for federal income tax purposes was $289,921,424. As of January 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $110,460,229 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $13,728,384. The net unrealized appreciation was $96,731,845. The unrealized amounts presented are inclusive of derivative contracts.

ADR	American Depositary Receipt
CAD	Canadian Dollar
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

First Trust MLP and Energy Income Fund (FEI)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2021 is as follows:
ASSETS TABLE
	Total Value at 1/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Independent Power & Renewable Electricity Producers	$ 1,311,790	$ —	$ 1,311,790	$ —
Other industry categories*	202,423,482	202,423,482	—	—
Master Limited Partnerships*	188,462,165	188,462,165	—	—
Total Investments	392,197,437	390,885,647	1,311,790	—
Interest Rate Swap Agreements	1,542	—	1,542	—
Total	$ 392,198,979	$ 390,885,647	$ 1,313,332	$—
LIABILITIES TABLE
	Total Value at 1/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (1,110,024)	$ (1,069,524)	$ (40,500)	$ —
Interest Rate Swap Agreements	(4,435,686)	—	(4,435,686)	—
Total	$ (5,545,710)	$ (1,069,524)	$ (4,476,186)	$—

*	See Portfolio of Investments for industry breakout.